Subsidiaries - Summarized Financial Information of Subsidiary with Material Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Financial of the Group [Line Items]
Current assets	¥ 33,454	¥ 37,866
Non-current assets	278,792	285,345
Current liabilities	(141,458)	(110,990)
Non-current liabilities	(115,429)	(127,713)
Net assets	55,359	84,508
Carrying amount of non-controlling interests	14,084	16,657
Revenue	87,059	101,644	¥ 92,561
(Loss)/profit for the year	(33,716)	(11,016)	(11,827)
Total comprehensive income	(33,608)	(11,159)	(12,045)
(Loss)/profit allocated to non-controlling interests	(1,017)	1,090	(980)
Net cash generated from operating activities	(2,450)	7,688	2,698
Net cash used in investing activities	(5,851)	(15,820)	(8,049)
Net cash used in financing activities	¥ 6,658	¥ 4,186	¥ 28,945
Xiamen Airlines Company Limited [member]
Consolidated Financial of the Group [Line Items]
Non-controlling interests percentage	45.00%	45.00%
Current assets	¥ 4,016	¥ 3,137
Non-current assets	47,173	48,775
Current liabilities	(18,235)	(18,601)
Non-current liabilities	(15,442)	(13,781)
Net assets	17,512	19,530
Carrying amount of non-controlling interests	8,100	9,103
Revenue	20,079	21,037
(Loss)/profit for the year	(2,122)	(938)
Total comprehensive income	(2,018)	(1,071)
(Loss)/profit allocated to non-controlling interests	(1,049)	(455)
Dividend paid to non-controlling interests	0	0
Net cash generated from operating activities	3,423	4,291
Net cash used in investing activities	(1,999)	(1,099)
Net cash used in financing activities	¥ (1,489)	¥ (2,529)
China Southern Air Logistics Co Ltd [member]
Consolidated Financial of the Group [Line Items]
Non-controlling interests percentage	45.00%	45.00%
Current assets	¥ 10,330	¥ 12,124
Non-current assets	6,543	2,046
Current liabilities	(3,535)	(3,505)
Non-current liabilities	(50)	(91)
Net assets	13,288	10,574
Carrying amount of non-controlling interests	6,058	4,814
Revenue	21,538	19,659
(Loss)/profit for the year	4,654	5,693
Total comprehensive income	4,654	5,693
(Loss)/profit allocated to non-controlling interests	2,113	2,572
Dividend paid to non-controlling interests	881	650
Net cash generated from operating activities	4,069	6,872
Net cash used in investing activities	1,659	(3,390)
Net cash used in financing activities	¥ (3,306)	¥ (2,486)